Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Investments and Fair Value Measurements [Abstract]
Investments and Fair Value Measurements
5. Fair Value Measurements

The fair value framework under the Financial Accounting Standards Board’s (“FASB”) guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment.  The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

●
Level 2:  Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes those liabilities as of September 30, 2013 and December 31, 2012:

	September 30, 2013 (Unaudited)				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$609,050	$609,050	$—	$—	$1,616,325	$1,616,325
Total warrant liability	$—	$—	$609,050	$609,050	$—	$—	$1,616,325	$1,616,325

Interest earned on debt securities is recorded to “Interest income, net” on the Condensed Consolidated Statements of Operations.

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, Distinguishing Liabilities from Equity  (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Condensed Consolidated Balance Sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Condensed Consolidated Statements of Operations in each subsequent period.

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company uses a custom model developed with the assistance of an independent third-party valuation expert.  This model calculates the fair value of the warrant liability at each measurement date using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in our custom model to estimate the fair value of the warrant liability as of September 30, 2013 and December 31, 2012:

	September 30,	December 31,
	2013	2012
	(Unaudited)
Stock price	$0.90	$1.25
Strike price	$2.50	$2.50
Remaining contractual term (years)	2.3	3.1
Volatility	113.7%	171.9%
Adjusted volatility	99.7%	121.1%
Risk-free rate	0.4%	0.4%
Dividend yield	0.0%	0.0%

For the purposes of determining fair value, the Company used “adjusted volatility” in favor of “historical volatility” in its Monte-Carlo style simulation.  Historical volatility of the Company was calculated using weekly stock prices over a look back period corresponding to the remaining contractual term of the warrants as of each valuation date.  Management considered the lack of marketability of these instruments by incorporating a 10% incremental discount rate through a reduction of the volatility estimate (“volatility haircut”) to calculate the adjusted historical volatility as of each valuation date.

ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), indicates that “in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability.”  In accordance with ASU 2011-04, management estimated fair value from the perspective of market participants.

5. Fair Value Measurements

The fair value framework under the FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment.  The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

•	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

•
Level 2:  Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

•	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$140,550	$140,550
Total warrant liability	$—	$—	$140,550	$140,550

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$1,616,325	$1,616,325
Total warrant liability	$—	$—	$1,616,325	$1,616,325

Interest earned on debt securities is recorded to “Interest income, net” on the Condensed Consolidated Statements of Operations.

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), the fair value of these warrants is classified as a liability on the Company’s Condensed Consolidated Balance Sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Condensed Consolidated Statements of Operations in each subsequent period.

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company uses a custom model developed with the assistance of an independent third-party valuation expert.  This model calculates the fair value of the warrant liability at each measurement date using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in our custom model to estimate the fair value of the warrant liability as of December 31, 2013 and December 31, 2012:

	December 31,	December 31,
	2013	2012
Stock price	$0.42	$1.25
Strike price	$2.50	$2.50
Remaining contractual term (years)	2.1	3.1
Volatility	109.6%	216.2%
Adjusted volatility	102.5%	136.4%
Risk-free rate	0.4%	0.4%
Dividend yield	0%	0%

For the purposes of determining fair value, the Company used “adjusted volatility” in favor of “historical volatility” in its Monte-Carlo style simulation.  Historical volatility of the Company was calculated using weekly stock prices over a look back period corresponding to the remaining contractual term of the warrants as of each valuation date.  Management considered the lack of marketability of these instruments by incorporating a 10% incremental discount rate through a reduction of the volatility estimate (“volatility haircut”) to calculate the adjusted historical volatility as of each valuation date.

ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), indicates that “in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability.”  In accordance with ASU 2011-04, management estimated fair value from the perspective of market participants.